Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-based Compensation
Stock-Based Compensation

15. Stock-Based Compensation

A summary of stock option activity under the 2023 Equity Incentive Plan (“Plan”) during the six months ended June 30, 2026 is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2025	67	$91,319.80	8.64	$—
Forfeited	—	19,242.90	—	—
Outstanding at June 30, 2026	67	$93,470.30	7.95	$—
Exercisable at June 30, 2026	22	$150,518.50	7.21	$—

For the three months ended June 30, 2026 and 2025, the Company recorded stock-based compensation expense related to stock options of $23 and $50, which is included in general and administrative expense. As of June 30, 2026 and 2025, $203 and $191 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 8.87 and 9.25 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.

RSUs

The Company measures the fair value of RSUs using the stock price on the date of grant. Stock-based compensation expense for employee-granted RSUs is generally recorded ratably over their vesting period of (a) four years, with 25% of the RSUs vesting on each anniversary, or (b) one year, with 25% vesting quarterly, or (c) one year, with 100% vesting on the first anniversary of the vesting commencement date until the RSU is fully vested. Stock-based compensation expense for RSUs granted to non-employee directors is recorded ratably over the vesting period which is the earlier of the one (1) year anniversary of the respective grant date, or the next annual meeting of stockholders following the respective grant date.

A summary of the RSU activity during the six months ended June 30, 2026 is as follows:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	2,070	$1,151.10
Granted	4,459	219.60
Vested	(4,213)	409.20
Forfeited	(24)	2,173.00
Outstanding at June 30, 2026	2,292	$691.70

For the three months ended June 30, 2026 and 2025, the Company recorded total stock-based compensation expense related to RSUs of $1,065 and $1,043, respectively, which is included in general and administrative expense. As of June 30, 2026 and 2025, unrecognized compensation cost related to the grant of RSUs was $1,542 and $191, respectively. Unvested outstanding RSUs as of June 30, 2026 and 2025 had a weighted average remaining vesting period of 1.73 and 2.25 years, respectively.

CEO Award

In November 2025, the Board granted an equity award to the Company’s CEO (“CEO Award”) that includes a market condition based on specified market capitalization thresholds ranging from $15.0 million to $30.0 million, which result in stock grants ranging from $250 to $750, up to $2.0 million in the aggregate. At inception, the CEO Award was equity-classified and the grant-date fair value was estimated using a Monte Carlo simulation model, using historical volatility as a key input. On April 2, 2026 the Company modified the terms of the CEO Award and issued 2,230 shares of Class B Common Stock to the Company’s CEO, of which, approximately 1,487 shares relate to a tranche of the CEO Award vesting upon achieving a market capitalization threshold, and the remaining 743 shares relate to the CEO’s 2025 bonus payment. The Company recognized $324 and $541 of stock-based compensation expense related to this award for the three and six months ended June 30, 2026, respectively.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

16. Stock-Based Compensation

During 2023, the Company adopted the 2023 Employee Stock Purchase Plan (the “ESPP”). The ESPP permits eligible employees of the Company and certain designated companies as determined by the Board, to purchase shares of the Company’s Common Stock. The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock (as defined in the ESPP) determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 114.

During 2023, the Company adopted the 2023 Equity Incentive Plan (the “EIP”). The EIP permits the granting of incentive stock options, nonstatutory stock options, SARs, restricted stock awards, RSU awards, performance awards, and other awards. to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued under the EIP automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year.

The Company accounts for stock-based payments pursuant to FASB ASC 718, Stock Compensation and, accordingly, the Company records compensation expense for stock-based awards based upon an assessment of the grant date fair value for options using the Black-Scholes option pricing model. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics were selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent periods of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to the U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table summarizes assumptions used to compute the fair value of options granted:

Year Ended December 31,
	2025	2024
Stock price	N/A	$29,200.00 - 61,000.00
Exercise price	N/A	$29,200.00 - 500,000.00
Expected volatility	N/A	61.00 - 62.12%
Expected term (in years)	N/A	5.61 - 6.08
Risk-free interest rate	N/A	4.20 - 4.45%

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2024	13	$323,660.00	8.52	$—
Granted	50	42,090.00	—	—
Expired	—	495,932.00	—	—
Forfeited	—	340,094.00	—	—
Outstanding at December 31, 2025	63	$68,748.00	8.64	—
Exercisable at December 31, 2025	20	$122,069.90	8.15	$—

In connection with issuances under the Plan, the Company recorded stock-based compensation expense related to stock options of $107,683 and $130,997, which is included in general and administrative expense for the years ended December 31, 2025 and 2024, respectively. The weighted-average grant-date fair value per option granted during the years ended December 31, 2025 and 2024 was $240 and $17,000, respectively. As of December 31, 2025 and 2024, $261,467 and $212,936 of unrecognized compensation expense related to non-vested awards is expected to be recognized over the weighted average period of 8.87 and 9.25 years, respectively. The aggregate intrinsic value is calculated as the difference between the fair value of the Company’s stock price and the exercise price of the options.

RSUs

During the year ended December 31, 2024, the Company began issuing RSUs to employees and to non-employee directors. Each RSU entitles the recipient to one share of Class A Common Stock upon vesting. The Company measures the fair value of RSUs using the stock price on the date of grant. Stock-based compensation expense for employee-granted RSUs is recorded ratably over their vesting period of (a) four years - 25% of the RSUs will vest on each anniversary, or (b) one year - 25% will vest quarterly, or (c) one year – 100% will vest on the first anniversary of the vesting commencement date until the RSU is fully vested. Stock-based compensation expense for non-employee director-granted RSUs is recorded ratably over their vesting period which is the earlier to occur of the one (1) year anniversary of the respective grant date, or the next annual meeting of stockholders following the respective grant date.

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2025 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	170	$3,480.00
Granted	2,978	1,406.00
Vested	(1,005)	2,382.00
Forfeited	(73)	1,698.00
Outstanding at December 31, 2025	2,070	$1,490.00

For the year ended December 31, 2025 and December 31, 2024, the Company recorded total stock-based compensation expense related to RSUs of $2,466,707 and $1,034,683, respectively, which is included in general and administrative expense. As of December 31, 2025 and 2024, unrecognized compensation cost related to the grant of RSUs was $2,342,212 and $158,032, respectively. Unvested outstanding RSUs as of December 31, 2025 and 2024 had a weighted average remaining vesting period of 2.25 and 1.2 years, respectively.

CEO Award

In November 2025, the Board granted an equity award to the Company’s CEO (“CEO Award”) that includes a market condition based on specified market capitalization thresholds ranging from $15.0 million to $30.0 million, which result in stock grants ranging from $250 thousand to $750 thousand, up to $2.0 million in the aggregate. The CEO Award is equity-classified and the grant-date fair value was estimated using a Monte Carlo simulation model, using historical volatility as a key input. The Company recognized $104,841 of stock-based compensation expense related to this award for the year ended December 31, 2025.